Share-Based Payment Arrangements - Information on Employee Share Options (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Options (in Thousands)
Beginning balance (in shares) | shares	4,848	0
Options granted (in shares) | shares	6,430	4,874
Options forfeited (in shares) | shares	(74)	(25)
Options exercised (in shares) | shares	0	(1)
Options expired (in shares) | shares	(35)	0
Ending balance (in shares) | shares	11,169	4,848
Options exercisable, end of year (in shares) | shares	4,457	1,217
Weighted Average Exercise Price
Beginning balance (in dollars per share) | $ / shares	$ 5.20	$ 0
Options granted (in dollars per share) | $ / shares	3.01	5.20
Options forfeited (in dollars per share) | $ / shares	4.78	5.20
Options exercised (in dollars per share) | $ / shares	0	5.20
Options expired (in dollars per share) | $ / shares	5.20	0
Ending balance (in dollars per share) | $ / shares	3.94	5.20
Options exercisable, end of year (in dollars per share) | $ / shares	$ 4.18	$ 5.20